COVER	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Boxed, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828672
Amendment Flag	false